PROPERTY, FURNITURE AND EQUIPMENT, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Changes in property, plant and equipment [abstract]
Balance Begining			S/ 1,551,703
Balance Ending	S/ 1,480,702	[1]	1,509,492	[1]	S/ 1,551,703
Net carrying amount	1,480,702	[1]	1,509,492	[1]	1,551,703
Land [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	411,110
Net carrying amount	411,110
Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Ending	530,116
Net carrying amount	530,116
Installations [member]
Changes in property, plant and equipment [abstract]
Balance Ending	154,464
Net carrying amount	154,464
Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Ending	95,892
Net carrying amount	95,892
Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Ending	79,373
Net carrying amount	79,373
Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Ending	41,684
Net carrying amount	41,684
Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	168,063
Net carrying amount	168,063
Accumulated depreciation and amortization [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,994,734		1,857,666		1,784,001
Depreciation for the year	170,138		178,895		182,845
Disposals and others	(71,994)		(41,827)		(109,180)
Balance Ending	2,092,878		1,994,734		1,857,666
Net carrying amount	1,994,734		1,857,666		1,857,666
Accumulated depreciation and amortization [member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0
Net carrying amount	0
Accumulated depreciation and amortization [member] | Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Begining	615,725
Depreciation for the year	30,607
Disposals and others	(14,071)
Balance Ending	632,261
Net carrying amount	615,725
Accumulated depreciation and amortization [member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	424,999
Depreciation for the year	45,831
Disposals and others	(13,726)
Balance Ending	457,104
Net carrying amount	424,999
Accumulated depreciation and amortization [member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	509,707
Depreciation for the year	47,234
Disposals and others	(20,619)
Balance Ending	536,322
Net carrying amount	509,707
Accumulated depreciation and amortization [member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0
Net carrying amount	0
Accumulated depreciation and amortization [member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	108,208
Depreciation for the year	13,047
Disposals and others	(7,522)
Balance Ending	113,733
Net carrying amount	108,208
Accumulated depreciation and amortization [member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	336,095
Depreciation for the year	33,419
Disposals and others	(16,056)
Balance Ending	353,458
Net carrying amount	336,095
Cost [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	3,504,226		3,409,369		3,455,442
Additions	181,459		143,851		110,151
Transfers	0		0		0
Disposals and others	(112,105)		(48,994)		(156,224)
Balance Ending	3,573,580		3,504,226		3,409,369
Net carrying amount	3,504,226		S/ 3,409,369		S/ 3,409,369
Cost [Member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	421,639
Additions	0
Transfers	6
Disposals and others	(10,535)
Balance Ending	411,110
Net carrying amount	421,639
Cost [Member] | Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,139,916
Additions	3,339
Transfers	8,348
Disposals and others	10,774
Balance Ending	1,162,377
Net carrying amount	1,139,916
Cost [Member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	591,449
Additions	9,589
Transfers	37,442
Disposals and others	(26,912)
Balance Ending	611,568
Net carrying amount	591,449
Cost [Member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	615,059
Additions	39,270
Transfers	3,108
Disposals and others	(25,223)
Balance Ending	632,214
Net carrying amount	615,059
Cost [Member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	64,019
Additions	97,391
Transfers	(53,061)
Disposals and others	(28,976)
Balance Ending	79,373
Net carrying amount	64,019
Cost [Member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	158,608
Additions	6,868
Transfers	337
Disposals and others	(10,396)
Balance Ending	155,417
Net carrying amount	158,608
Cost [Member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	513,536
Additions	25,002
Transfers	3,820
Disposals and others	(20,837)
Balance Ending	521,521
Net carrying amount	S/ 513,536

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).